Note 15 - Intangible - Reconciliation of Changes in Intangible Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Intangible assets, beginning balance	R$ 6,306.4
Intangible assets, final balance	7,580.6	R$ 6,306.4
Intangible assets	7,580.6	6,306.4
Gross carrying amount [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	10,165.0	9,162.7
Effect of movements in foreign exchange in the balance sheet	836.0	(489.9)
Effect of application of IAS 29 (hyperinflation)	665.8	553.2
Additions	270.8	614.8
Disposals	(1.1)	(0.6)
Acquisitions through business combinations	27.6	2.6
Transfers to other asset categories	312.7	322.2
Intangible assets, final balance	12,276.8	10,165.0
Intangible assets	12,276.8	10,165.0
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	(3,858.6)	(3,322.1)
Effect of movements in foreign exchange in the balance sheet	(52.2)	119.3
Effect of application of IAS 29 (hyperinflation)	(277.1)	(130.2)
Disposals	0.5	0.4
Transfers to other asset categories	2.9	1.3
Intangible assets, final balance	(4,696.2)	(3,858.6)
Amortization	(511.7)	(527.3)
Intangible assets	(4,696.2)	(3,858.6)
Brand names [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	4,744.2
Intangible assets, final balance	5,653.3	4,744.2
Intangible assets	5,653.3	4,744.2
Brand names [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	4,744.2	4,701.3
Effect of movements in foreign exchange in the balance sheet	646.7	(360.9)
Effect of application of IAS 29 (hyperinflation)	348.2	385.7
Additions	9.1	0.2
Disposals		(0.2)
Acquisitions through business combinations	27.6
Transfers to other asset categories	(122.5)	18.1
Intangible assets, final balance	5,653.3	4,744.2
Intangible assets	5,653.3	4,744.2
Brand names [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance
Effect of movements in foreign exchange in the balance sheet
Effect of application of IAS 29 (hyperinflation)
Disposals
Transfers to other asset categories
Intangible assets, final balance
Amortization
Intangible assets
Distribution contracts [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	627.7
Intangible assets, final balance	700.1	627.7
Intangible assets	700.1	627.7
Distribution contracts [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	2,956.3	2,393.1
Effect of movements in foreign exchange in the balance sheet	75.3	(13.7)
Effect of application of IAS 29 (hyperinflation)	28.5	30.9
Additions	168.7	539.5
Disposals	(0.6)
Acquisitions through business combinations
Transfers to other asset categories	56.3	6.5
Intangible assets, final balance	3,284.5	2,956.3
Intangible assets	3,284.5	2,956.3
Distribution contracts [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	(2,328.6)	(2,011.8)
Effect of movements in foreign exchange in the balance sheet	6.8	27.8
Effect of application of IAS 29 (hyperinflation)	(28.4)	(28.2)
Disposals
Transfers to other asset categories
Intangible assets, final balance	(2,584.4)	(2,328.6)
Amortization	(234.2)	(316.4)
Intangible assets	(2,584.4)	(2,328.6)
Computer software [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	670.1
Intangible assets, final balance	779.9	670.1
Intangible assets	779.9	670.1
Computer software [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	1,801.2	1,446.5
Effect of movements in foreign exchange in the balance sheet	40.6	(77.6)
Effect of application of IAS 29 (hyperinflation)	85.3	92.0
Additions	20.2	25.1
Disposals	(0.5)	(0.4)
Acquisitions through business combinations
Transfers to other asset categories	291.4	315.6
Intangible assets, final balance	2,238.2	1,801.2
Intangible assets	2,238.2	1,801.2
Computer software [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	(1,131.1)	(940.9)
Effect of movements in foreign exchange in the balance sheet	(25.6)	51.5
Effect of application of IAS 29 (hyperinflation)	(57.7)	(59.5)
Disposals	0.5	0.4
Transfers to other asset categories	2.9	0.1
Intangible assets, final balance	(1,458.3)	(1,131.1)
Amortization	(247.3)	(182.7)
Intangible assets	(1,458.3)	(1,131.1)
Other intangible assets [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	264.4
Intangible assets, final balance	447.3	264.4
Intangible assets	447.3	264.4
Other intangible assets [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	663.3	621.8
Effect of movements in foreign exchange in the balance sheet	73.4	(37.7)
Effect of application of IAS 29 (hyperinflation)	203.8	44.6
Additions	72.8	50.0
Disposals
Acquisitions through business combinations		2.6
Transfers to other asset categories	87.5	(18.0)
Intangible assets, final balance	1,100.8	663.3
Intangible assets	1,100.8	663.3
Other intangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Intangible assets, beginning balance	(398.9)	(369.4)
Effect of movements in foreign exchange in the balance sheet	(33.4)	40.0
Effect of application of IAS 29 (hyperinflation)	(191.0)	(42.5)
Disposals
Transfers to other asset categories		1.2
Intangible assets, final balance	(653.5)	(398.9)
Amortization	(30.2)	(28.2)
Intangible assets	R$ (653.5)	R$ (398.9)